Insurance Contracts - Insurance Contracts Issued and Reinsurance Contracts Held By Measurement Components (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	$ 75	$ 162
Insurance contract liabilities, beginning balance	154,433	175,491
Changes related to future service:
Total changes related to future service	(126)	(153)
Changes related to past service — Adjustments to FCF for incurred claims	(95)	(17)
Total changes recognized in income and OCI	1,592	(2,516)
Cash flows:
Insurance acquisition cash flows	(2,034)	(1,497)
Insurance contract assets, ending balance	184	75
Insurance contract liabilities, ending balance	154,710	154,433
Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	75	162
Insurance contract liabilities, beginning balance	131,294	149,412
Net balances, beginning of year	131,219	149,250
Changes related to future service:
Contracts initially recognized in the year	70	91
Changes related to past service — Adjustments to FCF for incurred claims	95	17
Insurance service result	(4,080)	(3,553)
Insurance finance (income) expenses from insurance contracts issued	9,675	(22,595)
Total changes recognized in income	5,595	(26,148)
Foreign currency translation	(1,194)	3,330
Total changes recognized in income and OCI	4,401	(22,818)
Cash flows:
Premiums received	31,876	27,655
Amounts paid to policyholders and other insurance service expenses paid	(25,956)	(21,555)
Insurance acquisition cash flows	(2,061)	(1,552)
Fees received from segregated funds	422	451
Other	393	(557)
Total cash flows	4,674	4,442
Dispositions (Note 3)	(4,809)
Insurance contract assets, ending balance	184	75
Insurance contract liabilities, ending balance	135,669	131,294
Net balances, end of year	135,485	131,219
Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	6,115	6,612
Insurance contract liabilities, beginning balance	1,603	1,994
Net balances, beginning of year	4,512	4,618
Changes related to future service:
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	59	(440)
Total changes recognized in income	(10)	(593)
Foreign currency translation	(171)	375
Total changes recognized in income and OCI	(181)	(218)
Cash flows:
Premiums paid	2,268	2,489
Amounts recovered from reinsurers	(2,111)	(2,455)
Other	(197)	78
Total cash flows	(40)	112
Dispositions (Note 3)	(120)
Insurance contract assets, ending balance	5,794	6,115
Insurance contract liabilities, ending balance	1,623	1,603
Net balances, end of year	4,171	4,512
non-PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	75	162
Insurance contract liabilities, beginning balance	114,371	132,017
Net balances, beginning of year	114,296	131,855
Changes related to current service:
CSM recognized for services provided	(923)	(871)
Risk adjustment recognized for non-financial risk expired	(545)	(493)
Income taxes specifically chargeable to the policyholder	(5)	71
Experience adjustments	169	229
Total changes related to current service	(1,304)	(1,064)
Changes related to future service:
Changes in estimates that adjust CSM	0	0
Changes in estimates that do not adjust CSM (losses on onerous groups and reversals of such losses)	42	57
Contracts initially recognized in the year	70	91
Total changes related to future service	112	148
Changes related to past service — Adjustments to FCF for incurred claims	(51)	(27)
Insurance service result	(1,243)	(943)
Insurance finance (income) expenses from insurance contracts issued	8,648	(21,181)
Total changes recognized in income	7,405	(22,124)
Foreign currency translation	(1,058)	3,093
Total changes recognized in income and OCI	6,347	(19,031)
Cash flows:
Premiums received	14,798	12,610
Amounts paid to policyholders and other insurance service expenses paid	(11,809)	(9,499)
Insurance acquisition cash flows	(2,034)	(1,572)
Fees received from segregated funds	422	451
Other	393	(518)
Total cash flows	1,770	1,472
Dispositions (Note 3)	(4,238)	0
Contracts modified	46	0
Insurance contract assets, ending balance	184	75
Insurance contract liabilities, ending balance	118,405	114,371
Net balances, end of year	118,221	114,296
non-PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	5,674	6,175
Insurance contract liabilities, beginning balance	1,562	1,994
Net balances, beginning of year	(4,112)	(4,181)
Changes related to current service:
CSM recognized for services provided	(4)	(10)
Risk adjustment recognized for non-financial risk expired	(148)	(131)
Experience adjustments	137	(105)
Total changes related to current service	(15)	(246)
Changes related to future service:
Changes in estimates that adjust CSM	0	0
Changes in estimates that do not adjust CSM (losses on onerous groups and reversals of such losses)	35	23
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	13	(2)
Contracts initially recognized in the year	0	0
Total changes related to future service	48	21
Changes related to past service — Adjustments to FCF for incurred claims	(47)	245
Insurance service result	(14)	20
Insurance finance (income) expenses from insurance contracts issued	45	(418)
Total changes recognized in income	31	(398)
Foreign currency translation	(97)	406
Total changes recognized in income and OCI	(66)	8
Cash flows:
Premiums paid	1,525	1,562
Amounts recovered from reinsurers	(1,434)	(1,711)
Other	(279)	72
Total cash flows	(188)	(77)
Dispositions (Note 3)	(33)	0
Contracts modified	5	0
Insurance contract assets, ending balance	5,453	5,674
Insurance contract liabilities, ending balance	1,623	1,562
Net balances, end of year	(3,830)	(4,112)
Estimates of PV of future cash flows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	5,193
Insurance contract liabilities, beginning balance	498,264
Cash flows:
Insurance contract assets, ending balance	4,840	5,193
Insurance contract liabilities, ending balance	583,616	498,264
Estimates of PV of future cash flows | non-PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	195	426
Insurance contract liabilities, beginning balance	96,623	113,634
Net balances, beginning of year	96,428	113,208
Changes related to current service:
Income taxes specifically chargeable to the policyholder	(5)	71
Experience adjustments	169	229
Total changes related to current service	164	300
Changes related to future service:
Changes in estimates that adjust CSM	(1,206)	(920)
Changes in estimates that do not adjust CSM (losses on onerous groups and reversals of such losses)	33	55
Contracts initially recognized in the year	(1,702)	(1,259)
Total changes related to future service	(2,875)	(2,124)
Changes related to past service — Adjustments to FCF for incurred claims	(39)	(25)
Insurance service result	(2,750)	(1,849)
Insurance finance (income) expenses from insurance contracts issued	8,131	(19,140)
Total changes recognized in income	5,381	(20,989)
Foreign currency translation	(898)	2,737
Total changes recognized in income and OCI	4,483	(18,252)
Cash flows:
Premiums received	14,798	12,610
Amounts paid to policyholders and other insurance service expenses paid	(11,809)	(9,499)
Insurance acquisition cash flows	(2,034)	(1,572)
Fees received from segregated funds	422	451
Other	393	(518)
Total cash flows	1,770	1,472
Dispositions (Note 3)	(3,885)	0
Contracts modified	46	0
Insurance contract assets, ending balance	578	195
Insurance contract liabilities, ending balance	99,420	96,623
Net balances, end of year	98,842	96,428
Estimates of PV of future cash flows | non-PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	4,061	4,412
Insurance contract liabilities, beginning balance	2,275	3,037
Net balances, beginning of year	(1,786)	(1,375)
Changes related to current service:
Experience adjustments	137	(105)
Total changes related to current service	137	(105)
Changes related to future service:
Changes in estimates that adjust CSM	68	(203)
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(6)	(4)
Contracts initially recognized in the year	(45)	(37)
Total changes related to future service	17	(244)
Changes related to past service — Adjustments to FCF for incurred claims	(38)	249
Insurance service result	116	(100)
Insurance finance (income) expenses from insurance contracts issued	(120)	229
Total changes recognized in income	(4)	129
Foreign currency translation	(81)	359
Total changes recognized in income and OCI	(85)	488
Cash flows:
Premiums paid	1,525	1,562
Amounts recovered from reinsurers	(1,434)	(1,711)
Other	(279)	72
Total cash flows	(188)	(77)
Dispositions (Note 3)	(25)	0
Contracts modified	5	0
Insurance contract assets, ending balance	3,848	4,061
Insurance contract liabilities, ending balance	2,355	2,275
Net balances, end of year	(1,493)	(1,786)
Risk adjustment | Insurance
Changes related to future service:
Contracts initially recognized in the year	513	456
Risk adjustment | Reinsurance contracts held
Changes related to future service:
Contracts initially recognized in the year	102	95
Risk adjustment | non-PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	(51)	(163)
Insurance contract liabilities, beginning balance	6,847	8,580
Net balances, beginning of year	6,898	8,743
Changes related to current service:
Risk adjustment recognized for non-financial risk expired	(545)	(493)
Income taxes specifically chargeable to the policyholder	0	0
Total changes related to current service	(545)	(493)
Changes related to future service:
Changes in estimates that adjust CSM	292	(213)
Changes in estimates that do not adjust CSM (losses on onerous groups and reversals of such losses)	9	2
Contracts initially recognized in the year	513	456
Total changes related to future service	814	245
Changes related to past service — Adjustments to FCF for incurred claims	(12)	(2)
Insurance service result	257	(250)
Insurance finance (income) expenses from insurance contracts issued	525	(1,694)
Total changes recognized in income	782	(1,944)
Foreign currency translation	(54)	99
Total changes recognized in income and OCI	728	(1,845)
Cash flows:
Dispositions (Note 3)	(92)	0
Contracts modified	0	0
Insurance contract assets, ending balance	(146)	(51)
Insurance contract liabilities, ending balance	7,388	6,847
Net balances, end of year	7,534	6,898
Risk adjustment | non-PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	1,450	1,606
Insurance contract liabilities, beginning balance	(771)	(1,093)
Net balances, beginning of year	(2,221)	(2,699)
Changes related to current service:
Risk adjustment recognized for non-financial risk expired	(148)	(131)
Total changes related to current service	(148)	(131)
Changes related to future service:
Changes in estimates that adjust CSM	(52)	147
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	23	25
Contracts initially recognized in the year	102	95
Total changes related to future service	73	267
Changes related to past service — Adjustments to FCF for incurred claims	(9)	(4)
Insurance service result	(84)	132
Insurance finance (income) expenses from insurance contracts issued	164	(648)
Total changes recognized in income	80	(516)
Foreign currency translation	(14)	38
Total changes recognized in income and OCI	66	(478)
Cash flows:
Dispositions (Note 3)	(9)	0
Contracts modified	0	0
Insurance contract assets, ending balance	1,431	1,450
Insurance contract liabilities, ending balance	(847)	(771)
Net balances, end of year	(2,278)	(2,221)
CSM | Insurance
Changes related to future service:
Contracts initially recognized in the year	1,259	894
CSM | Reinsurance contracts held
Changes related to future service:
Contracts initially recognized in the year	(57)	(58)
CSM | non-PAA | Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	(69)	(101)
Insurance contract liabilities, beginning balance	10,901	9,803
Net balances, beginning of year	10,970	9,904
Changes related to current service:
CSM recognized for services provided	(923)	(871)
Total changes related to current service	(923)	(871)
Changes related to future service:
Changes in estimates that adjust CSM	914	1,133
Contracts initially recognized in the year	1,259	894
Total changes related to future service	2,173	2,027
Insurance service result	1,250	1,156
Insurance finance (income) expenses from insurance contracts issued	(8)	(347)
Total changes recognized in income	1,242	809
Foreign currency translation	(106)	257
Total changes recognized in income and OCI	1,136	1,066
Cash flows:
Dispositions (Note 3)	(261)	0
Contracts modified	0	0
Insurance contract assets, ending balance	(248)	(69)
Insurance contract liabilities, ending balance	11,597	10,901
Net balances, end of year	11,845	10,970
CSM | non-PAA | Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Insurance contract assets, beginning balance	163	157
Insurance contract liabilities, beginning balance	58	50
Net balances, beginning of year	(105)	(107)
Changes related to current service:
CSM recognized for services provided	(4)	(10)
Total changes related to current service	(4)	(10)
Changes related to future service:
Changes in estimates that adjust CSM	(16)	56
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(4)	(23)
Contracts initially recognized in the year	(57)	(58)
Total changes related to future service	(42)	(2)
Insurance service result	(46)	(12)
Insurance finance (income) expenses from insurance contracts issued	1	1
Total changes recognized in income	(45)	(11)
Foreign currency translation	(2)	9
Total changes recognized in income and OCI	(47)	(2)
Cash flows:
Dispositions (Note 3)	1	0
Contracts modified	0	0
Insurance contract assets, ending balance	174	163
Insurance contract liabilities, ending balance	115	58
Net balances, end of year	$ (59)	$ (105)